Commitments (Details Textual)	6 Months Ended		12 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2016 EUR (€)	Aug. 14, 2002 USD ($)
Other Commitments [Line Items]
Rent expense on lease agreements	$ 120,000	$ 119,000	$ 238,000	$ 235,000	$ 192,000
Equity Method Investments	66,695		66,695	$ 66,695
Long-term Purchase Commitment, Amount			65,100
Joint venture agreement [Member]
Other Commitments [Line Items]
Equity Method Investments Committed Capital | €						€ 120,000
Equity Method Investment, Ownership Percentage				30.00%		30.00%
Equity Method Investments				$ 67,000
Director and Officer [Member] | Royalty Agreements [Member]
Other Commitments [Line Items]
Royalty percentage of gross receipts over base amount							5.00%
Gross receipt base amount for royalty calculation							$ 500,000
Royalty expense	0	0	0	35,500	1,500
Licensing Agreements [Member]
Other Commitments [Line Items]
Annual license fee				20,000	20,000
Patent cost reimbursement			12,000	11,000	52,000
401(k) Retirement Savings Plan [Member]
Other Commitments [Line Items]
Employer contributions	$ 38,000	$ 32,000	$ 62,000	$ 64,000	$ 58,000
Employee vesting percentage	100.00%		100.00%
Annual non-elective safe harbor employer contribution	3.00%		3.00%
Agreements With Contract Manufacturing Organizations And Consultants [Member]
Other Commitments [Line Items]
Purchase obligations	$ 153,000		$ 252,000
Three buildings and facilities used in its operations [Member]
Other Commitments [Line Items]
Lease agreement, contract term	5 years		5 years
Lease agreement, renewal term	5 years		5 years
Facilities used for executive offices and laboratories [Member]
Other Commitments [Line Items]
Lease agreement, renewal term	2 years		2 years
Undeveloped land in Baja, Mexico
Other Commitments [Line Items]
Lease agreement, renewal term	3 years		3 years
Undeveloped land in Baja, Mexico | Licensing Agreements [Member]
Other Commitments [Line Items]
Lease agreement, renewal term			30 years